Earnings Per Unit ("EPU") (Schedule Of Calculation Of Numerator And Denominator In Earnings Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Unit [Line Items]
Net income from continuing operations	$ 687	$ 2,149	$ 5,545	$ (271)	$ 8,602	[1]	$ 8,876	$ 12,996	$ 8,974	$ 8,111	$ 39,447	$ 37,298
Net income from discontinued operations	133	728	352	94	88	[1]				1,307	88
NET INCOME	820	2,877	5,897	(177)	8,690	[1]	8,876	12,996	8,974	9,418	39,535	37,298
General Partner Capital [Member]
Earnings Per Unit [Line Items]
Net income from continuing operations										162	789
Net income from discontinued operations										26	1
NET INCOME										188	790	746
Common Unitholders [Member]
Earnings Per Unit [Line Items]
Net income from continuing operations										4,448	21,374
Net income from discontinued operations										769	48
NET INCOME										5,217	21,422	19,205
Weighted average units used to compute basic EPU										15,751	15,331	13,725
Effect of dilutive securities - LTIP awards										9	4	19
Weighted average units used to compute diluted EPU										15,760	15,335	13,744
Net income per unit from continuing operations										$ 0.29	$ 1.39
Net income per unit from discontinued operations										$ 0.04	$ 0.01
Net income per limited partner unit, basic										$ 0.33	$ 1.40	$ 1.40
Net income per limited partner unit, diluted												$ 1.40
Subordinated Unitholders[Member]
Earnings Per Unit [Line Items]
Net income from continuing operations										3,501	17,284
Net income from discontinued operations										512	39
NET INCOME										$ 4,013	$ 17,323	$ 17,347
Weighted average units used to compute basic EPU										12,397	12,397	12,397
Weighted average units used to compute diluted EPU										12,397	12,397	12,397
Net income per unit from continuing operations										$ 0.28	$ 1.39
Net income per unit from discontinued operations										$ 0.04	$ 0.01
Net income per limited partner unit, basic										$ 0.32	$ 1.40	$ 1.40
Net income per limited partner unit, diluted												$ 1.40

[1]	Fourth quarter 2012 data was revised from the amounts previously reported to correctly report the Partnership’s liability and costs for black lung benefits (see note 12 for further details